Trade Receivables - Carrying Amount (Details) - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Trade Receivables.
Trade receivables, gross amount	$ 3,845	$ 4,300
Less: Allowance for expected credit losses	(16)	(136)
Trade receivables, net amount	$ 3,829	$ 4,164